Fair Value Measurements (Fair Value, Assets and Liabilities Measured on Nonrecurring Basis) (Details) (Significant Unobservable Inputs (Level 3) [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 11,616	$ 12,399
Foreclosed Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 852	$ 2,910